Investment in Associated Companies (Condensed Information Regarding Statement of Financial Position) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2016
Disclosure of associates [line items]
Current assets		$ 919,788	$ 329,543
Non-current assets		1,562,545	1,178,831
Current liabilities		(227,937)	(105,005)
Non-current liabilities		(978,388)	(691,581)
Non-controlling interests		(209,185)	(88,436)
Write back of assets and investment		(43,505)
Investments in associated companies		297,148	119,718
Asset held for sale			$ 69,592
Qoros [Member]
Disclosure of associates [line items]
Principal place of business			China
Proportion of ownership interest		12.00%	24.00%	[1]
Current assets	[1]		$ 570,764
Non-current assets	[1]		1,136,740
Current liabilities	[1]		(1,080,340)
Non-current liabilities	[1]		(503,193)
Non-controlling interests	[1]
Total net assets/(liabilities) attributable to the Group	[1]		123,971
Share of Group in net assets/(liabilities)	[1]		14,877
Write back of assets and investment
Currency translation	[1]		20,571
Excess cost	[1]
Book value of investment	[1]		35,448
Investments in associated companies	[1]		35,448
Asset held for sale	[1],[2]		$ 69,592
ZIM [Member]
Disclosure of associates [line items]
Principal place of business		International	International
Proportion of ownership interest		32.00%	32.00%
Current assets		$ 1,201,628	$ 630,817
Non-current assets		1,622,613	1,295,277
Current liabilities		(1,151,510)	(926,339)
Non-current liabilities		(1,398,276)	(1,252,022)
Non-controlling interests		(7,189)	(5,402)
Total net assets/(liabilities) attributable to the Group		267,266	(257,669)
Share of Group in net assets/(liabilities)		85,525	(82,454)
Write back of assets and investment		43,505				$ 72,000
Currency translation
Excess cost		168,118	166,724
Book value of investment		297,148	84,270
Investments in associated companies		297,148	84,270
Asset held for sale				[1],[2]

[1]	As a result of the completion of the 12% sale of interest in Qoros in April 2020, Kenon has ceased to classify its remaining interest in Qoros as an investment in associate. Refer to Note Note 9.B.b.3 for further details.
[2]	As a result of the transaction described in Note 9.B.b.3, Share of Group in net (liabilities)/assets in Qoros in 2019 is 12%.